Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN U.S. GOVERNMENT MONEY FUND
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2019